Financial Instruments: carried at fair value - valuation hierarchy of Liabilities (Details) - Recurring - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Fair value of liabilities
Liabilities	£ 245,200
Proportion (as a percent)	100.00%	100.00%
Sensitivity favourable	£ 120	£ 170
Sensitivity unfavourable	(120)	(170)
Deposits
Fair value of liabilities
Liabilities	61,800	53,200
Sensitivity favourable	30	20
Sensitivity unfavourable	(30)	(20)
Debt securities in issue
Fair value of liabilities
Liabilities	3,800	4,500
Sensitivity favourable		10
Sensitivity unfavourable		(10)
Short positions
Fair value of liabilities
Liabilities	35,000	28,500
Derivatives
Fair value of liabilities
Liabilities	143,700	154,600
Sensitivity favourable	90	140
Sensitivity unfavourable	(90)	(140)
Subordinated liabilities
Fair value of liabilities
Liabilities	900	900
Level 1
Fair value of liabilities
Liabilities	£ 29,600	£ 23,700
Proportion (as a percent)	12.10%	9.80%
Level 1 | Short positions
Fair value of liabilities
Liabilities	£ 29,600	£ 23,700
Level 2
Fair value of liabilities
Liabilities	£ 213,600	£ 215,800
Proportion (as a percent)	87.10%	89.30%
Level 2 | Deposits
Fair value of liabilities
Liabilities	£ 61,500	£ 53,000
Level 2 | Debt securities in issue
Fair value of liabilities
Liabilities	3,500	4,200
Level 2 | Short positions
Fair value of liabilities
Liabilities	5,400	4,800
Level 2 | Derivatives
Fair value of liabilities
Liabilities	142,300	152,900
Level 2 | Subordinated liabilities
Fair value of liabilities
Liabilities	900	900
Level 3
Fair value of liabilities
Liabilities	£ 2,030	£ 2,187	£ 2,505	£ 2,997
Proportion (as a percent)	0.80%	0.90%
Level 3 | Deposits
Fair value of liabilities
Liabilities	£ 300	£ 200
Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	300	300
Level 3 | Derivatives
Fair value of liabilities
Liabilities	£ 1,400	£ 1,700